Acquisitions and Divestitures - Telogis, Inc. (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 24,614	$ 29,172	$ 27,205
Telogis Inc
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 900
Corporate and other | Telogis Inc
Business Acquisition [Line Items]
Goodwill	$ 500